Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) COMPANY SUBLEASE	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Rent expense	$ 6.2	$ 6.4	$ 8.8
Future minimum sublease rental payments to be received	$ 3.1
Number of non-cancellable sublease agreements | sublease | SUBLEASE	3
Outstanding letters of credit	$ 8.9
Accrued estimated contingent legal liabilities	$ 8.3
TENNESSEE
Loss Contingencies [Line Items]
Number of companies associated with sublease agreements | company | COMPANY	2
CALIFORNIA
Loss Contingencies [Line Items]
Number of companies associated with sublease agreements | company | COMPANY	1